6. RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	7. RELATED PARTY TRANSACTIONS DUE TO RELATED PARTIES During the six months September 30, 2018 we accrued unpaid Board fees of $69,750 owed to our outside directors as of September 30, 2018.

6. RELATED PARTY TRANSACTIONS

DUE TO RELATED PARTIES

Historically, certain of our officers and other related parties have advanced us funds, agreed to defer compensation and/or paid expenses on our behalf to cover working capital deficiencies. There were no such related party transactions during the fiscal year ended March 31, 2018 except that we had accrued unpaid Board fees of $60,750 owed to our outside directors as of March 31, 2018.